Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Summary of breakdown of intangible assets

		Customer	Indefinite-lived	Other	Product	Computer
	Goodwill[1]	lists	brands	intangibles	development	software	Total[1]
	£m	£m	£m	£m	£m	£m	£m
Cost
At 1 January 2022	1,888	876	—	67	46	163	3,040
Exchange differences	(72)	(5)	(107)	2	(1)	6	(177)
Additions	—	—	—	—	10	27	37
Disposals/retirements	—	(180)	—	(12)	—	(1)	(193)
Acquisition of companies and businesses[1]	3,336	779	1,292	23	—	11	5,441
Hyperinflationary adjustment	14	3	—	1	—	—	18
Disposal of companies and businesses	(1)	—	—	—	—	—	(1)
At 31 December 2022 (retrospectively adjusted)	5,165	1,473	1,185	81	55	206	8,165
At 1 January 2023	5,165	1,473	1,185	81	55	206	8,165
Exchange differences	(269)	(70)	(58)	(5)	—	(3)	(405)
Additions	—	—	—	—	10	34	44
Disposals/retirements	(2)	(15)	—	(12)	—	(8)	(37)
Acquisition of companies and businesses	172	69	—	11	—	—	252
Hyperinflationary adjustment	14	3	—	1	—	—	18
At 31 December 2023	5,080	1,460	1,127	76	65	229	8,037
Accumulated amortisation and impairment
At 1 January 2022	(44)	(635)	—	(48)	(32)	(117)	(876)
Exchange differences	1	(31)	—	(2)	—	(5)	(37)
Disposals/retirements	—	179	—	12	—	1	192
Hyperinflationary adjustment	—	(1)	—	—	—	—	(1)
Impairment charge	(22)	—	—	—	—	—	(22)
Amortisation charge	—	(85)	—	(6)	(5)	(22)	(118)
At 31 December 2022	(65)	(573)	—	(44)	(37)	(143)	(862)
At 1 January 2023	(65)	(573)	—	(44)	(37)	(143)	(862)
Exchange differences	12	26	—	2	—	3	43
Disposals/retirements	2	15	—	12	—	7	36
Hyperinflationary adjustment	(10)	(1)	—	—	—	—	(11)
Impairment charge	(3)	(1)	—	—	—	—	(4)
Amortisation charge	—	(155)	—	(9)	(7)	(26)	(197)
At 31 December 2023	(64)	(689)	—	(39)	(44)	(159)	(995)
Net book value
At 1 January 2022	1,844	241	—	19	14	46	2,164
At 31 December 2022 (retrospectively adjusted)	5,100	900	1,185	37	18	63	7,303
At 31 December 2023	5,016	771	1,127	37	21	70	7,042
1.	Goodwill has been retrospectively adjusted by a decrease of £16m in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

Summary of estimated useful economic lives of intangible assets

Customer lists:	3 to 15 years
Other intangibles:	2 to 15 years
Product development:	2 to 5 years
Computer software:	3 to 5 years

Summary of breakdown of goodwill by region

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
North America[1]	4,376	4,511
Europe (incl. LATAM)	243	241
UK & Sub-Saharan Africa	97	66
Asia & MENAT	189	196
Pacific	111	86
Total	5,016	5,100
1.	Includes £2,744m (2022 retrospectively adjusted: £2,863m) relating to the US Terminix CGU and £1,541m (2022: £1,555m) relating to the US Pest Control CGU.
2.	North America has been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition.

Summary of key assumptions used by individual CGUs for value-in-use calculation

	2023 long-term	2023 pre-tax	2022 long-term	2022 pre-tax
	growth rate[1]	discount rate	growth rate[1]	discount rate
North America[2]	2.0 – 2.1%	9.8 – 12.4%	2.0%	8.4 – 10.3%
Europe (incl. LATAM)	1.6 – 3.0%	8.9 – 17.8%	1.3 – 3.0%	6.7 – 15.4%
UK & Sub-Saharan Africa	2.0%	10.5 – 12.0%	2.0 – 4.5%	8.0 – 12.3%
Asia & MENAT	2.0 – 4.0%	8.9 – 15.6%	1.5 – 4.0%	9.7 – 13.9%
Pacific	2.0 – 2.6%	11.3 – 12.1%	2.0 – 2.5%	10.2 – 11.0%
1.	Source: imf.org.
2.

Key assumptions used by the US Terminix and US Pest Control CGUs were a long-term growth rate of 2.1% (2022: 2.0%) and a pre-tax discount rate of 10.1% (2022: 10.3%). For US Terminix CGU the recoverable amount exceeds the carrying amount by £1,212m (2022: not applicable ) and for the US Pest Control CGU the recoverable amount exceeds the carrying amount by £1,657m (2022: £1,692m).